Risk Management - Investment Categories for Variable Contracts with Guarantees (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Investments for variable contracts with guarantees	$ 101,204	$ 101,649
Equity funds
Disclosure of credit risk exposure [line items]
Investments for variable contracts with guarantees	51,919	51,457
Balanced funds
Disclosure of credit risk exposure [line items]
Investments for variable contracts with guarantees	36,889	37,381
Bond funds
Disclosure of credit risk exposure [line items]
Investments for variable contracts with guarantees	8,528	9,017
Money market funds
Disclosure of credit risk exposure [line items]
Investments for variable contracts with guarantees	1,794	1,712
Other debt investments
Disclosure of credit risk exposure [line items]
Investments for variable contracts with guarantees	$ 2,074	$ 2,082